Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Except for the change in accounting policy described in section B below, the accounting policies of the Group set out below have been applied consistently for all periods presented in these consolidated financial statements, and have been applied consistently by Group entities.

A.	Basis for presentation of the financial statements

The Group's financial statements as of December 31, 2018, 2017 and 2016 and for each of the three years in the period ended on December 31, 2018, comply with International Financial Reporting Standard ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements have been prepared on the historical cost basis.

The consolidated financial statements were authorized for issuance by the Company's board of directors on March 13, 2019.

B.	Changes in accounting policies IFRS 9

As from January 1, 2018 the Group applies IFRS 9, Financial Instruments ("IFRS 9"), which replaces IAS 39, Financial Instruments: Recognition and Measurement ("IAS 39"). Furthermore, as from that date the Group applies the amendment to IFRS 9, Financial Instruments: Prepayment Features with "Negative Compensation."

The standard has no effect on the financial statements of the Group.

Classification and measurement of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through profit or loss and fair value through other comprehensive income. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

IFRS 9 includes a new 'expected credit loss' model, which has no effect on the financial statements of the Group, since the Group does not expect to incur any credit loos.

IFRS 9 replaces the impairment model of IAS 39 with an 'expected credit loss model. The model applies to financial assets measured at amortized cost, contract assets (as defined in IFRS 15) and lease receivables.

C.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS as issued by the IASB requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Group's financial statements requires management of the Company to make assumptions regarding circumstances and events that involve considerable uncertainty. Management of the Company prepares the estimates on the basis of past experiences, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Below is information about significant assumptions made by the Group with respect to estimates and judgments:

-	Intangible assets

Development expenses in the period until August 1, 2015 were expensed as incurred. On August 1, 2015, the Group met all the required conditions to recognize intangible assets in accordance with IAS 38 Intangible Assets and started recognizing intangible assets arising from internal development. The capitalization is the outcome of meeting all the criteria in IAS 38, which are (i) development costs that can be measured reliably, (ii) the product or process is technically and commercially feasible, (iii) future economic benefits are probable, and (iv) the Group has the intention and sufficient resources to complete development and to use or sell the asset. In the fourth quarter of 2016, the Company ceased to capitalize development cost and began to amortize its intangible assets. The estimated useful lives of the capitalized development expenses for the current period is 10 years. See also note 2.M and 2.N regarding research and development and amortization of intangible assets.

-	Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model, including the expected life of the share option and volatility and making assumptions about them. For the measurement of the fair value of equity-settled transactions at the grant date, the Group uses the Black-Scholes formula or the Binomial pricing model. See also note 19.

-	Liability in respect of government grants

The Liability in respect of government grants is based on estimation of the discount rate that was used in evaluating the liability in respect of government grants, as well as the Group's revenues forecast. See also note 10.

-	Operating lease- Group as lessor

The Group has entered into leases of its 3D printers. The Group has determined, based on an evaluation of the terms and conditions of the agreements, such as the lease term not constituting a major part of the economic life of the printer and the present value of the minimum lease payments not amounting to substantially all of the fair value of the printer, that it retains all the significant risks and rewards of ownership of these properties and accounts for the contracts as operating leases.

-	Revenue recognition

Effective January 1, 2017, the Company early adopted IFRS 15, Revenue from Contracts with Customers ("IFRS 15"), which provides new guidance on revenue recognition on a retrospective basis. The Company determines the appropriate revenue recognition for its contracts with customers by analyzing the type, terms and conditions of each contract or arrangement with a customer. As a part of the analysis, management is required to make judgments relating to whether an arrangement or contract is legally enforceable, and whether the arrangement include separate performance obligations. In addition, estimates are required in order to allocate the total transaction price to each performance obligation based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation. See also note 2L.

D.	Subsidiary

A subsidiary is an entity controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of the subsidiaries are aligned with the policies adopted by the Group.

E.	Functional currency and presentation currency

(1)	Foreign currency transactions

Transactions in currencies other than the U.S. dollar are translated to the functional currency of the Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are recognized in profit or loss.

(2)	Index linked financial items

Financial assets and liabilities which according to their terms are linked to changes in the Israeli Consumer Price Index (the "Index") are adjusted according to the relevant Index on every reporting date in accordance with the terms of the agreement. Linkage differences deriving from said adjustment are recorded to profit and loss.

(3)	Below are details regarding the exchange rate of the NIS and the EURO and the index of the NIS:

	Consumer Price Index	Euro	NIS
December 31, 2018	100.2	1.14	0.27
December 31, 2017	100.4	1.20	0.29
December 31, 2016	100.87	1.05	0.26
Change in percentages:
Year ended December 31, 2018	(0.19)	(5)	(6.89)
Year ended December 31, 2017	(0.47)	14.28	11.53
Year ended December 31, 2016	(0.3)	(3.2)	1.56

F.	Financial instruments

(1)          Non-derivative financial assets – policy applicable as from January 1, 2018

Initial recognition and measurement of financial assets

The Group initially recognizes trade receivables on the date that they are created. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

The Group does not expect to incur any credit loss, thus the financial statements does not include provision for expected credit loss.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost; fair value through other comprehensive income – investments in debt instruments; fair value through other comprehensive income – investments in equity instruments; or fair value through profit or loss.

Financial assets are not reclassified in subsequent periods unless, and only if, the Group changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

-           It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and

-           The contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above, as well as financial assets designated at fair value through profit or loss, are measured at fair value through profit or loss. On initial recognition, the Group designates financial assets at fair value through profit or loss if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

The Group has balances of trade and other receivables and deposits that are held within a business model whose objective is collecting contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflects consideration for the time value of money and the credit risk. Accordingly, these financial assets are measured at amortized cost.

Subsequent measurement and gains and losses

Financial assets at fair value through profit or loss

These assets are subsequently measured at fair value. Net gains and losses, including any interest income or dividend income, are recognized in profit or loss (other than certain derivatives designated as hedging instruments).

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

(2)          Non-derivative financial assets – policy applicable before January 1, 2018

Initial recognition and measurement of financial assets

The Group initially recognizes loans and receivables and deposits on the date that they are created. Non-derivative financial instruments are comprised of trade and other receivables, cash and deposits.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

The Group classifies its financial assets according to the following categories:

Financial assets at fair value through profit or loss

A financial asset is classified at fair value through profit or loss if it is classified as held for trading or is designated as such upon initial recognition. Financial assets are designated at fair value through profit or loss if the Group manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Group's documented risk management or investment strategy, providing that the designation is intended to prevent an accounting mismatch, or the asset is a combined instrument including an embedded derivative.

Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

Financial assets designated at fair value through profit or loss also include equity investments that otherwise would have been classified as available for sale.

Financial assets classified as held-for-trading comprise securities that are held to support the Group's short-term liquidity needs.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprise cash and cash deposits and trade and other receivables.

Cash includes cash balances available for immediate use. Deposits include short-term deposits with banking corporations (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

(3)          Non-derivative financial liabilities

Non-derivative financial liabilities include trade and other payables.

Initial recognition of financial liabilities

The Group initially recognizes financial liabilities on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses in the statement of financial position. These transaction costs are deducted from the financial liability upon its initial recognition, or are amortized as financing expenses in the statement of Profit or Loss and Other Comprehensive Income when the issuance is no longer expected to occur.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

(4)          Determination of fair value

Preparation of the financial statements requires the Group to determine the fair value of certain assets and liabilities.

When determining the fair value of an asset or liability, the Group uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

●	Level 3: inputs that are not based on observable market data (unobservable inputs).

Further information about fair value is included in Note 20 on financial instruments.

G.	Property plant and equipment

Property plant and equipment are presented according to cost, including directly attributed acquisition costs, minus accumulated depreciation and losses from accrued decrease in value. Improvements and upgrades are included in the assets' costs whereas maintenance and repair costs are recognized in profit and loss as accrued

Gains and losses on disposal of a fixed asset item are determined by comparing the net proceeds from disposal with the carrying amount of the asset, and are recognized in their corresponding section, in profit or loss.

The cost of printers used for internal purposes, which are classified as property, plant and equipment, includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use.

The depreciation is calculated in equal yearly rates during the period of the useful life span of the assets, as follows:

%

Machinery and equipment (mainly 7%)	7 – 50
Computers	20 - 33
Office furniture and equipment	7 - 15
Leasehold Improvements	7 - 10
Printers leased to clients- See note 2.L.	25

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

H.	Inventory

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted averages method, and includes expenditure incurred in acquiring the inventories and the costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

I.	Impairment of non-financial assets

The carrying amounts of the Group's non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset's recoverable amount is estimated.

The recoverable amount of an asset is the greater of its value in use and its fair value, minus the costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset, for which the estimated future cash flows from the asset were not adjusted.

An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

J.	Provisions

A provision for claims is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. When the value of time is material, the provision is measured at its present value.

K.	Treasury shares and Ordinary shares

When share capital recognized as equity is repurchased by the Group, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

L.	Revenue recognition

The Company early adopted IFRS 15 in the financial statements for the year ended December 31, 2017. IFRS 15 provides new guidance on revenue recognition, on a retrospective basis.

The Company recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Company expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties.

The Company accounts for a contract with a customer only when the following conditions are met:

(a)	The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(b)	The Company can identify the rights of each party in relation to the goods or services that will be transferred;

(c)	The Company can identify the payment terms for the goods or services that will be transferred;

(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity's future cash flows are expected to change as a result of the contract); and

(e)	It is probable that the consideration, to which the Company is entitled to in exchange for the goods or services transferred to the customer, will be collected.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Company has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

On the contract's inception date the Company assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer goods or services (or a bundle of goods or services) that are distinct.

The Company identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Company's promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. The Company's identified performance obligations includes: printer, ink, maintenance (which is generally provided for a period of up to one year), training and installation.

Revenue is allocated among performance obligations in a manner that reflects the consideration that the Company expects to be entitled to for the promised goods based on the standalone selling prices ("SSP") of the goods or service of each performance obligation. SSP are estimated for each distinct performance obligation and judgment may be required in their determination. The best evidence of SSP is the estimated price of a product or service if the Company would sell them separately in similar circumstances and to similar customers.

The Company allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.

Revenues allocated to the printers and ink are recognized when the control is passed at a point in time. Currently, the Company also sells its printers through resellers. The Company recognizes revenue to resellers at the time of sale to the resellers, assuming the Company has completed its obligations related to the sale.

Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized during the time of performance.

A contract asset is recognized when the Group has a right to consideration for goods or services it transferred to the customer that is conditional on other than the passing of time, such as future performance of the Group. Contract assets are classified as receivables when the rights in their respect become unconditional.

A contract liability is recognized when the Group has an obligation to transfer goods or services to the customer for which it received consideration (or the consideration is payable) from the customer.

Revenues from leases transactions are recognized on a straight-line basis over the term of the lease.

M.	Research and development and Intangible assets

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset.

The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use.

In the fourth quarter of 2016 the Group ceased to capitalize development expenses and began to amortize the intangible asset arising from capitalization of development expenses, upon the initiation of its beta program. In subsequent periods, capitalized development expenditure is measured at cost minus accumulated amortization and accumulated impairment losses.

N.	Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset, minus its residual value. Amortization is recognized in profit or loss on a straight-line basis, over the estimated useful lives of the intangible assets from the date they are available for use, since these methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset.

The estimated useful lives of the capitalized development costs has been determined by the Company's management as 10 years. Amortization methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

O.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant.

Grants from the Israeli Innovation Authority (the "Innovation Authority"), with respect to research and development projects, are accounted for as forgivable loans according to IAS 20 Accounting for Government Grants and Disclosure of Government Assistance. Grants received from the Innovation Authority are recognized as a liability according to their fair value on the date of their receipt, unless it is reasonably certain, on that date, that the amount received will not be refunded. The amount of the liability is reexamined each period, and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. The difference between the amount received and the fair value on the date of receiving the grant is recognized as a deduction of research and development expenses. Expenses related to revaluation of the liability in respect of government grants were recognized in the statements of profit or loss and other comprehensive income as finance expenses.

P.	Financing income and expenses

Financing income comprises interest income on deposits, revaluation of liability in respect of government grants, and foreign currency gains.

Financing expenses comprise bank fees, exchange rate differences, and revaluation of liability in respect of government grants.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

Q.	Employee benefits

Severance pay

The Group's liability for severance pay for its employees is calculated pursuant to Israeli Severance Pay Law (1963) (the "Severance Pay Law"). The Group's liability is covered by monthly deposits with severance pay funds and insurance policies. For all of the Group's employees, the payments to pension funds and to insurance companies exempt the Group from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan (as defined below). Accumulated amounts in pension funds and in insurance companies are not under the Group's control or management and, accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated statements of financial position.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

Share-based payment transactions

The grant date fair value of share-based payment awards granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. Share-based payment arrangements in which the subsidiary grants rights to parent company equity instruments to its employees are accounted for by the Group as equity-settled share-based payment transactions.

R.	Loss per share

The Group presents basic and diluted loss per share for its Ordinary Shares. Basic loss per share is calculated by dividing the loss attributable to holders of Ordinary Shares of the Company by the weighted average number of Ordinary Shares outstanding during the year, adjusted for treasury shares. Diluted loss per share is determined by adjusting the loss attributable to holders of Ordinary Shares of the Company and the weighted average number of Ordinary Shares outstanding, after adjustment for treasury shares, for the effects of all dilutive potential Ordinary Shares, which comprise share options and share options granted to employees.

S.	New standards and interpretations not yet adopted

(1)	IFRS 16 – Leases

IFRS 16 replaces IAS 17, Leases and its related interpretations. IFRS 16's instructions annul the existing requirement from lessees to classify leases as operating or finance leases. Instead of this, for lessees, the new standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize a right-of-use asset and a lease liability in its financial statements. Nonetheless, IFRS 16 includes two exceptions to the general model whereby a lessee may elect to not apply the requirements for recognizing a right-of-use asset and a liability with respect to short-term leases of up to one year and/or leases where the underlying asset has a low value.

In addition, IFRS 16 permits the lessee to apply the definition of the term lease according to one of the following two alternatives consistently for all leases: retrospective application for all the lease agreements, which means reassessing the existence of a lease for each separate contract, or alternatively to apply a practical expedient that permits continuing with the assessment made regarding existence of a lease based on the guidance in IAS 17, "Leases, " and IFRIC 4, "Determining whether an Arrangement contains a Lease, " with respect to leases entered into before the date of initial application. Furthermore, the standard determines new and expanded disclosure requirements from those required at present.

IFRS 16 is applicable for annual periods as of January 1, 2019.

Method of application and expected effects

The Group plans to adopt IFRS 16 as from January 1, 2019 using the cumulative effect method, with an adjustment to the balance of retained earnings as at January 1, 2019.

Expedients:

Expedients for each separate lease:

(1)       Excluding initial direct costs from measurement of the asset at the transition date.

(2)       Using hindsight when determining the lease term, meaning data presently available that may not have been available at the original date of entering into the agreement.

Expected effects:

The Group plans to elect to apply the transitional provision of recognizing a lease liability at the date of initial application, for all the leases that award it control over the use of identified assets for a specified period of time, and except for when the Group has elected to apply the standard's expedients as aforesaid, according to the present value of the future lease payments discounted at the incremental borrowing rate of the lessee at that date, and concurrently recognizing a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of IFRS 16 is not expected to have an effect on the balance of retained earnings at the date of initial application. These changes are expected to result in an increase of $ 1,891 thousand in the balance of right-of-use assets at the date of initial application and an increase of $ 2,192 thousand in the balance of the lease liability at the date of initial application. Accordingly, depreciation and amortization expenses will be recognized in subsequent periods in respect of the right-of-use asset, and the need for recognizing impairment of the right-of-use asset will be examined in accordance with IAS 36. Furthermore, financing expenses will be recognized in respect of the lease liability. Therefore, as from the date of initial application and in subsequent periods, depreciation expenses and financing expenses will be recognized instead of lease expenses relating to assets leased under an operating lease, which were presented as part of the general and administrative expenses item in the income statement.

In addition, the nominal discount rates used for measuring the lease liability are in the range of 11.2% to 39.16%. This range is affected by differences in the length of the lease term, differences between the various groups of assets, different discount rates of Group companies, and so forth.

Quantitative effect:

The table below presents the expected effect of the standard's application on the relevant items of the statement of financial position as at December 31, 2018:

	According to IAS 17	The change	According to IFRS 16
	USD thousands	USD thousands	USD thousands
Right-of-use asset	-	1,891	1,891
Other payables	(57)	57	-
Liability in respect to IFRS 16	-	(2,192)	(2,192)
Other long-term liabilities	(244)	244	-